CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($)	Class A Common Stock Common stock	Non-return Additional paid in capital.	Non-return	Class B common stock Common stock	Preferred Shares	Additional paid in capital.	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance at the beginning at Dec. 31, 2019	$ 1,000			$ 1,000	$ 25,000,000	$ 208,322,000	$ (99,323,000)	$ 157,000	$ 134,158,000
Beginning Balance (in shares) at Dec. 31, 2019	10,989,751			11,173,776	25,000
Tax distributions							(6,676,000)		(6,676,000)
Other comprehensive income								239,000	239,000
Net loss						(98,087,000)		(98,087,000)	(98,087,000)
Balance at the Ending at Dec. 31, 2020	$ 1,000			$ 1,000	$ 25,000,000	208,322,000	(204,086,000)	396,000	29,634,000
Ending Balance (in shares) at Dec. 31, 2020	10,989,751			11,173,776	25,000
Issuance of common stock						15,000,000			15,000,000
Issuance of Common Stock (in shares)	934,190			683,344
Acquisitions (see Note 4)						2,000,000			2,000,000
Acquisitions (see Note 4) (in Shares)				176,978
Other comprehensive income								172,000	172,000
Ending Balance (in shares) at Apr. 03, 2021	11,923,941			12,034,098	25,000
Balance at the beginning at Dec. 31, 2020	$ 1,000			$ 1,000	$ 25,000,000	208,322,000	(204,086,000)	396,000	29,634,000
Beginning Balance (in shares) at Dec. 31, 2020	10,989,751			11,173,776	25,000
Net loss									(43,036,000)
Ending Balance (in shares) at Jul. 03, 2021	11,923,941			12,034,098
Balance at the beginning at Dec. 31, 2020	$ 1,000			$ 1,000	$ 25,000,000	208,322,000	(204,086,000)	396,000	29,634,000
Beginning Balance (in shares) at Dec. 31, 2020	10,989,751			11,173,776	25,000
Issuance of common stock		$ 367,000	$ 367,000	$ 683,344		15,000,000			15,000,000
Issuance of Common Stock (in shares)	934,190
Beneficial conversion feature on convertible notes						16,904,000			16,904,000
Acquisitions (see Note 4)				1,228,368		12,000,000			12,000,000
Paid in kind preferred share distribution					$ 5,568,000		(5,568,000)
Preferred shares exchanged for convertible notes					$ (30,568,000)				(30,568,000)
Preferred shares exchanged for convertible notes (in Shares)					(25,000)
Other comprehensive income								111,000	111,000
Net loss							(110,426,000)		(110,426,000)
Balance at the Ending at Dec. 31, 2021	$ 1,000			$ 1,000		252,593,000	(320,080,000)	507,000	(66,978,000)
Ending Balance (in shares) at Dec. 31, 2021	11,923,941			13,085,488
Beginning Balance (in shares) at Apr. 03, 2021	11,923,941			12,034,098	25,000
Net loss									(21,830,000)
Ending Balance (in shares) at Jul. 03, 2021	11,923,941			12,034,098
Beginning Balance (in shares) at Dec. 31, 2021	11,923,941			13,085,488
Acquisitions (see Note 4)	$ 1,000			$ 2,000		(35,621,000)	121,247,000	(507,000)	100,170,000
Acquisitions (see Note 4) (in Shares)	12,522,343			13,115,515
Ending Balance (in shares) at Apr. 02, 2022	24,446,284			26,663,575
Balance at the beginning at Dec. 31, 2021	$ 1,000			$ 1,000		$ 252,593,000	$ (320,080,000)	$ 507,000	(66,978,000)
Beginning Balance (in shares) at Dec. 31, 2021	11,923,941			13,085,488
Net loss									(16,718,000)
Ending Balance (in shares) at Jul. 02, 2022	24,446,284			26,663,575
Beginning Balance (in shares) at Apr. 02, 2022	24,446,284			26,663,575
Net loss									$ (11,718,000)
Ending Balance (in shares) at Jul. 02, 2022	24,446,284			26,663,575